Leases (Tables)	12 Months Ended
Dec. 31, 2020
Leases
Schedule of consolidated balance sheet information related to leases

Consolidated balance sheet information related to leases is presented as follows:

	As of December 31,
	2019	2020
	RMB	RMB	US$ (Note 2(d))
ASSETS
Operating lease right-of-use assets, net	105,839	42,293	6,482
LIABILITIES
Operating lease liabilities, current	57,490	18,264	2,799
Operating lease liabilities, non-current	54,718	34,367	5,267
Total	112,208	52,631	8,066

Schedule of supplemental cash flow information related to leases

Supplemental cash flow information related to leases is as follows:

	As of December 31,
	2019	2020
	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities	73,315	38,399
Right-of-use assets obtained in exchange for operating lease liabilities	68,825	28,444

Schedule of other information related to lease	Other information related to lease is as follows:

	As of December 31,
	2019	2020
Weighted average remaining lease term(years)	4.85	6.97
Weighted average discount rate	5%	5%

Schedule of maturities of lease liabilities (excluding short-term leases)

As of December 31, 2020, maturities of lease liabilities (excluding lease payments of RMB1,154 for the leases with lease terms less than one year) are as follows:

As of December 31,
2020
RMB
2021	17,817
2022	9,009
2023	4,917
2024	3,526
2025 and thereafter	26,300
Total minimum lease payments	61,569
Less: interest	(8,938)
Present value of lease obligations	52,631